Shareholder Report, Average Annual Return (Details) 196028_McElhenny Sheffield Managed Risk ETF_TF_TSR Annual {TF}	12 Months Ended	48 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
McElhenny Sheffield Managed Risk ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	McElhenny Sheffield Managed Risk ETF NAV
Average Annual Return, Percent	22.27%	10.38%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	11.59%
60% S&P 500 TR / 40% Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 TR / 40% Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	15.29%	7.00%